Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Income Tax Disclosure [Abstract]
Statutory tax benefit rate	35.00%	35.00%	35.00%
Foreign income taxes at different rates	312.10%	(37.50%)	(30.60%)
State income tax, net of federal tax benefit	(23.80%)	(0.20%)	2.10%
Tax on uncertain tax positions	21.80%	0.30%	0.10%
Change in valuation allowance	68.10%	(9.70%)	(21.70%)
Non-deductible expenses	56.00%		(0.20%)
Other - net	(1.50%)	(1.80%)	(1.40%)
Effective income tax rate	467.70%	(13.90%)	(16.70%)